Financial Risk, Management and Objectives	12 Months Ended
Dec. 31, 2017
Financial Risk, Management and Objectives
Financial Risk, Management and Objectives

5. Financial Risk, Management and Objectives

The investment objective of the Trust is to seek to provide a secure, convenient and exchange-traded investment alternative for investors interested in holding physical gold and silver bullion without the inconvenience that is typical of a direct investment in physical gold and silver bullion. The Trust invests and intends to continue to invest primarily in long-term holdings of unencumbered, fully allocated, physical gold and silver bullion and does not speculate with regard to short-term changes in gold and silver prices.

For the period from the inception of the trust to December 31, 2017, the Trust had no material risk.